EQUITY (Detail Textuals) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 11, 2016	Aug. 03, 2016	Oct. 31, 2017	Sep. 15, 2017	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	May 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Stockholders' Equity [Line Items]
Common stock, shares authorized (in shares)					350,000,000		350,000,000		350,000,000
Common stock, par value (in dollars per share)					$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares authorized (in shares)					10,000,000		10,000,000		10,000,000
Preferred stock, par value (in dollars per share)					$ 0.001		$ 0.001		$ 0.001
Common stock, voting rights					one vote		one vote
Shares issued			20,000
Common stock issued for services							$ 13,913,076
Proceeds from issuance of common stock			$ 1,079,998				1,440,000
Warrants Outstanding, Weighted Average Exercise Price					$ 1.75
Common stock and warrants issued							4,719,373
Common stock issued for exercise of warrants							1,440,000
Conversion of related party loans to common shares							$ 574,398
Common stock, shares issued (in shares)					91,829,771		90,589,154		74,097,796
Common stock, shares outstanding (in shares)					91,829,771		90,589,154		74,097,796
Warrants outstanding value					$ 519,649
Loss on warrants included fair value of derivatives liabilities					$ 999,739	$ 0
Minimum
Stockholders' Equity [Line Items]
Warrants Outstanding, Weighted Average Exercise Price			$ 0.81
Maximum
Stockholders' Equity [Line Items]
Warrants Outstanding, Weighted Average Exercise Price			$ 2.60
Warrant
Stockholders' Equity [Line Items]
Warrants Outstanding, Weighted Average Exercise Price					$ 1.63		$ 1.63	$ 0	$ 0	$ 0
Warrants contractual term					2 years 2 months 27 days
Warrants outstanding value					$ 34,356
Aggregate intrinsic value of warrants outstanding							$ 660,538
Warrant market closing price					$ 1.17		$ 1.69
Number of units of share purchase warrants revalued at fair value				3,415,498
Fair value adjustment based on Black Scholes option valuation model				$ 2,937,553
Addition of new derivative liabilities from reclass of warrants from additional paid in capital				2,078,065
Loss on warrants included fair value of derivatives liabilities				$ 859,448
Common Stock
Stockholders' Equity [Line Items]
Shares issued			1,312,722		1,240,617		16,491,358
Common stock issued for services (in shares)							10,894,480
Common stock issued for services							$ 10,894
Proceeds from issuance of common stock			$ 1,597,123
Common stock and warrants issued					$ 484,000		$ 4,105
Common stock and warrants issued (in shares)					431,080		4,104,998
Common stock issued for exercise of warrants							$ 1,152
Common stock issued for exercise of warrants (in shares)							1,152,000
Conversion of related party loans to common shares					$ 780,742		$ 340
Conversion of related party loans to common shares (in shares)					634,055		339,880
Common stock issued price per share							$ 1.69
Conversion of related party loans to common shares for the settlement of notes payable							$ 84,980
Conversion of related party loans to common shares, loss on related party loan conversion							$ 489,418
Number of share common stock consisted in each unit					1		1
Number of share purchase warrant consisted in each unit					1		1
Common Stock | Apcentive Inc
Stockholders' Equity [Line Items]
Shares issued		40,000,000
Common stock issued price per share		$ 0.001
Value of intellectual property acquired		$ 0
Common Stock | Minimum
Stockholders' Equity [Line Items]
Warrants Outstanding, Weighted Average Exercise Price					$ 0.91		$ 1.25
Warrants contractual term					1 year		1 year
Common Stock | Maximum
Stockholders' Equity [Line Items]
Warrants Outstanding, Weighted Average Exercise Price					$ 2.05		$ 3.25
Warrants contractual term					5 years		5 years
Common Stock | Consultant
Stockholders' Equity [Line Items]
Common stock issued for services (in shares)					30,000		386,656
Common stock issued for services					$ 38,500		$ 434,223
Common Stock | Strategic service providers
Stockholders' Equity [Line Items]
Common stock issued for services (in shares)							10,507,824
Common stock issued for services							$ 13,478,853
Common Stock | Officer and Director | Stock Issuance Cancellation Agreement
Stockholders' Equity [Line Items]
Common stock issued price per share	$ 0.001
Number of shares agreed to cancel	80,000,000